Note 6 - Loans Payable - Related Parties	12 Months Ended
Jul. 31, 2016
Notes
Note 6 - Loans Payable - Related Parties

NOTE 6 – LOANS PAYABLE – RELATED PARTIES

As of July 31, 2016, $960,967 (2015 - $528,552) is due to the majority shareholder, of which $508,531 is unsecured, non-interest bearing and due on demand, $11,829 is past due with an interest rate of 3%, $57,767 is due December 31, 2016, with an interest at 3%, $95,600 is due on October 26, 2016, with an interest rate of 2%, $107,240 is due on March 1, 2017, with an interest rate of 7% and $180,000 is due on demand, with an interest rate of 4%.  At July 31, 2016, accrued interest on these loans is $14,068 (2015 - $506).